Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2013	$1,818,334
Goodwill resulting from acquisitions(1)	100,935
Other	5,956

As of September 30, 2014	1,925,225
Goodwill resulting from acquisitions(2)	123,987
Other	(119)

As of September 30, 2015	$2,049,093

(1)	Mainly relates to the acquisition of Celcite. In allocating the total preliminary purchase price of Celcite based on estimated fair values, the Company recorded $78,142 of goodwill, $46,432 of customer relationships to be amortized over approximately four years, $22,372 of core technology to be amortized over approximately three years and $1,781 of other intangible assets to be amortized over approximately three years.
(2)	Mainly relates to the acquisition of a substantial majority of the BSS assets of Comverse. In allocating the total preliminary purchase price of the acquired assets based on estimated fair values, the Company recorded $118,101 of goodwill, $97,000 of core technology to be amortized over a weighted average of approximately four years and $38,639 of customer relationships to be amortized over a weighted average of approximately five years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal 2015, 2014 or 2013.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Estimated Useful Life (in years)	Gross	Accumulated Amortization	Net
September 30, 2015
Core technology	2-8	$531,669	$(398,898)	$132,771
Customer relationships	3-15	439,435	(328,747)	110,688
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	3-10	31,666	(22,608)	9,058

Total		$1,054,766	$(802,249)	$252,517

September 30, 2014
Core technology	3-8	$434,669	$(367,609)	$67,060
Customer relationships	4-15	398,519	(297,791)	100,728
Intellectual property rights and purchased computer software	—	51,996	(51,996)	—
Other	1-10	31,666	(18,227)	13,439

Total		$916,850	$(735,623)	$181,227

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2015	2014	2013
Cost of revenue	$1,609	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	65,017	55,799	34,543

Total	$66,626	$57,408	$36,152

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2015 is as follows:

Amount
Fiscal year:
2016	$90,488
2017	76,742
2018	46,958
2019	22,863
2020	10,707
Thereafter	4,759

Total	$252,517